(Loss) income per share - Securities excluded (Details) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Loss per share
Dilutive securities excluded	67,345,126	123,633,063
Share options | Employees
Loss per share
Dilutive securities excluded	67,345,126	123,633,063